Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 11,483	$ 6,657
Short-term bank deposits	5,010	9,209
Marketable securities	9,027	8,044
Accounts receivable:
Trade, net	8,613	6,762
Other	1,597	886
Inventories	11,173	8,140
Deferred tax assets	48	50
Total current assets	46,951	39,748
Marketable securities	23,667	21,560
Assets held for employees' severance benefits	1,275	1,302
Deferred tax assets	135	219
Property, plant and equipment, net	837	650
Total assets	72,865	63,479
Liabilities and shareholders' equity
Trade accounts payable	3,978	3,753
Other accounts payable and accrued expenses	2,460	2,074
Total current liabilities	6,438	5,827
Long-term liability
Liability for employees' severance benefits	2,153	2,222
Total liabilities	8,591	8,049
Commitments and contingencies
Shareholders' equity
Ordinary shares, NIS 0.01 par value; 10,000,000 shares authorized; 6,894,659 and 6,940,059 issued as at December 31, 2010 and 2011, respectively; 6,879,688 and 6,925,088 outstanding as at December 31, 2010 and 2011, respectively	20	20
Additional paid-in capital	35,245	34,644
Treasury shares (at cost) - 14,971 ordinary shares as at December 31, 2010 and 2011	(38)	(38)
Retained earnings	29,047	20,804
Total shareholders' equity	64,274	55,430
Total liabilities and shareholders' equity	$ 72,865	$ 63,479